Income Taxes (Details Narrative) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
	Dec. 15, 2022	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2023
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed				$ 1,783
Canadian Federal Budget [member] | Canada Recovery Dividend [member] | Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member]
Disclosure Of IncomeTax [Line Items]
Current income tax expense benefit			$ 553
Income tax relating to components of other comprehensive income			239
Additional Permanent Tax Rate [member] | Canadian Federal Budget [member] | Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate	1.50%
Adjustments for current tax of prior periods			82
Income tax relating to other comprehensive income of prior period			75
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			$ 50
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Eighteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed				1,661
Canada Revenue Agency Reassessment [member] | Two Thousand And Eighteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 15
Revenu Quebec Agency [member] | Two Thousand And Seventeen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		12
Revenu Quebec Agency [member] | Two Thousand Eleven To Two Thousand Seventeen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed				51
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Seventeen To Two Thousand Eighteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 17
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven To Two Thousand Eighteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed				$ 71